CITIFUNDS(R)
----------------

                                                               CitiFunds

New York
Tax Free
Reserves



ANNUAL REPORT
AUGUST 31, 2000



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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

CITIFUNDS NEW YORK TAX FREE RESERVES

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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Portfolio of Investments                                                       5
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Statement of Assets and Liabilities                                           13
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Statement of Operations                                                       14
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Statement of Changes in Net Assets                                            15
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Financial Highlights                                                          16
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Notes to Financial Statements                                                 17
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Independent Auditors' Report                                                  20
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

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for tax-exempt money market instruments during the reporting period. However, a closer look suggests that most of the improvement in short-term tax-exempt yields took place during the first six months of the period. Between March and August 2000, tax-exempt yields actually declined modestly, primarily in response to supply-and-demand forces that were unique to the municipal marketplace.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds New York Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal, New York State and New York City income taxes, preservation of capital and liquidity.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------

Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   TAX-EXEMPT MONEY MARKET INSTRUMENTS PROVIDED COMPETITIVE RETURNS AND A RELATIVELY SAFE HARBOR FOR MANY INVESTORS DURING THE PERIOD. These benefits were particularly valuable during the second half of the reporting period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stock and longer-term bonds. However, tax-exempt yields on New York securities ended the reporting period at fairly low levels relative to taxable money market yields. This was due mainly to a reduction in the issuance of short-term tax-exempt securities by New York municipalities during the first eight months of 2000 compared to the same period one year ago.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic forces were complemented by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC CONDITIONS HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FEDERAL RESERVE BOARD (THE "FED") CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   The Fed's actions strongly influenced the tax-exempt money markets during the first half of the reporting period, causing tax-exempt yields to rise along with yields in other sectors of the bond markets. During the second half of the period, however, technical market forces eclipsed interest-rate trends, causing most tax-exempt yields to fall modestly between March and August 2000. More specifically, because many municipal issuers in New York enjoyed higher-than-expected tax revenues during this period of economic strength, they had less need to borrow in the short-term bond market. Accordingly, issuance of short-term tax-exempt securities generally fell. At the same time, demand for money market instruments rose when the stock market began to falter in March and April and individuals sought to protect some of their gains during a time of heightened market volatility.

   IN THIS ENVIRONMENT, THE MANAGERS MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY FROM SEPTEMBER 1999 THROUGH MAY 2000. This maturity strategy was designed to keep assets available for higher-yielding securities if interest rates rose. When it became apparent that tax-exempt rates had peaked, management extended the Fund's average maturity in order to lock in prevailing yields for as long as practical.

   FROM A SECURITY SELECTION PERSPECTIVE, MANAGEMENT CONTINUED TO FOCUS PRIMARILY ON VARIABLE RATE DEMAND NOTES (VRDNS), WHICH ARE SHORT-TERM INSTRUMENTS THAT ARE SECURITIZED AND ISSUED BY INVESTMENT BANKS. This emphasis on floating-rate securities enabled the Fund to capture higher yields as they became available. The managers' focus on VRDNs was also partly the result of the lack of new municipal notes in the New York marketplace. As of August 31, 2000, weekly VRDNs comprised about 64% of the portfolio, tax-exempt commercial paper represented about 15%, and municipal notes accounted for 21%.

   AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED WILL NOT MAKE ANY MORE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Accordingly, management expects to maintain the current maturity strategy and security selection approach over the next few months. Of course, management will adjust its strategies as economic and market conditions change.


FUND FACTS

FUND OBJECTIVE

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
Citibank, N.A.                           Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
November 4, 1985                         Distributed annually, if any

NET ASSETS AS OF 8/31/00                 BENCHMARK**
Class N shares $1,267.7 million          o Lipper New York Tax Exempt Money
Cititrade(R) shares $14,243                Market Funds Average

                                         o iMoneyNet, Inc. (formerly IBC
                                           Financial Data) New York Tax
                                           Free Money Market Funds Average

* A portion of the income may be subject to the Federal  Alternative Minimum Tax
  (AMT). Consult your personal tax adviser.
**The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                               ONE        FIVE         TEN
ALL PERIODS ENDED AUGUST 31, 2000                              YEAR       YEARS*      YEARS*
-----------------------------------------------------------------------------------------
CitiFunds New York Tax Free Reserves Class N                   3.20%      2.96%     2.91%
Lipper New York Tax Exempt Money Market Funds Average          3.22%      2.95%     2.88%
iMoneyNet, Inc. (formerly IBC Financial Data) New York
  Tax Free Money Market Funds Average                          3.19%       2.91%    2.84%
Cititrade New York Tax Free Reserves                            --          --      0.12%**#

 * Average Annual Total Return # Commencement of Operations 8/18/00 ** Not Annualized

7-DAY YIELDS                      CLASS N                   CITITRADE
                                  -------                   ---------
Annualized Current                 3.49%                      3.15%
Effective                          3.55%                      3.20%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION -- For the fiscal year ended August 31, 2000, the CitiFunds New York Tax Free Reserves Class N Shares paid $0.03156 per share and Cititrade New York Tax Free Reserves paid $0.00121 per share, respectively, to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 83.9% of dividends earned were also exempt from New York personal income tax. In addition, 12.9% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS NEW YORK TAX FREE RESERVES CLASS N VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) NEW YORK TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds New York Tax Free Reserves Class N generally provided a similar annualized seven-day yield to that of a comparable iMoneyNet, Inc. Money Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

         [The following table represents a chart in the printed piece.]

                        CitiFunds
                        New York            iMoneyNet, Inc.
                        Tax Free            New York Tax Free
                        Reserves            Money Market
                        Class N             Funds Average

8/31/99                 0.0246              0.0241
9/7/99                  0.0255              0.0253
9/14/99                 0.0257              0.0255
9/21/99                 0.0272              0.0273
9/28/99                  0.029              0.0295
10/5/99                  0.029              0.0292
10/12/99                0.0264              0.0266
10/19/99                0.0269              0.0268
10/26/99                0.0273              0.0271
11/2/99                 0.0277              0.0277
11/9/99                 0.0274              0.0273
11/16/99                 0.029               0.029
11/23/99                0.0301              0.0301
11/30/99                0.0307              0.0308
12/7/99                 0.0292               0.029
12/14/99                0.0276              0.0275
12/21/99                  0.03              0.0302
12/28/99                0.0344              0.0345
1/4/00                  0.0386              0.0389
1/11/00                 0.0277              0.0275
1/18/00                 0.0254              0.0257
1/25/00                 0.0265              0.0265
2/1/00                  0.0269              0.0271
2/8/00                  0.0257              0.0259
2/15/00                 0.0282              0.0282
2/22/00                 0.0302              0.0301
2/29/00                 0.0302              0.0309
3/7/00                    0.03              0.0303
3/14/00                 0.0302              0.0301
3/21/00                 0.0302              0.0301
3/28/00                 0.0303              0.0303
4/4/00                   0.031              0.0309
4/11/00                 0.0281              0.0281
4/18/00                 0.0311              0.0311
4/25/00                  0.035              0.0344
5/2/00                  0.0388              0.0391
5/9/00                   0.043              0.0429
5/16/00                  0.044              0.0437
5/23/00                 0.0362              0.0364
5/30/00                 0.0349              0.0352
6/6/00                  0.0332              0.0336
6/13/00                 0.0322              0.0325
6/20/00                 0.0352              0.0352
6/27/00                 0.0371              0.0373
7/4/00                  0.0381              0.0376
7/11/00                 0.0304              0.0298
7/18/00                 0.0324              0.0314
7/25/00                 0.0343              0.0342
8/1/00                  0.0359              0.0351
8/8/00                  0.0334              0.0331
8/15/00                 0.0352              0.0346
8/22/00                 0.0353              0.0346
8/29/00                  0.035              0.0348

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 14.8%
--------------------------------------------------------------------------------
Metropolitan Transit Authority, NY,
  4.70% due 9/06/00                                       $10,000  $  10,000,000
Metropolitan Transit Authority, NY,
  4.10% due 9/07/00                                        27,300     27,300,000
Metropolitan Transit Authority, NY,
  4.00% due 9/11/00                                        10,000     10,000,000
Metropolitan Transit Authority, NY,
  4.10% due 11/01/00                                       15,000     15,000,000
Metropolitan Transit Authority, NY,
  4.20% due 12/12/00                                        5,000      5,000,000
New York State,
  4.40% due 2/08/01                                         8,700      8,700,000
New York State Power
  Authority Revenue,
  4.00% due 9/01/00                                        20,675     20,675,000
New York Thruway
  Authority,
  4.20% due 11/10/00                                       10,000     10,000,000
New York Thruway
  Authority,
  4.20% due 11/16/00                                        5,000      5,000,000
Long Island Power Authority,
  4.15% due 11/07/00                                        8,000      8,000,000
Port Authority, New York and New Jersey,
  4.00% due 10/13/00                                        3,250      3,250,000
Port Authority, New York and New Jersey,
  4.25% due 1/01/01                                        65,000     65,000,000
                                                                   -------------
                                                                     187,925,000
                                                                   -------------

BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 20.5%
--------------------------------------------------------------------------------
Brewster, NY, Central School District, BANs,
  4.90% due 1/22/01                                         3,000      3,004,550
Carmel, NY, TANs,
  5.00% due 6/29/01                                         4,300      4,320,354
Central Islip, NY, TANs,
  5.00% due 6/29/01                                         5,000      5,021,724
Chautauqua County, NY, TANs,
  4.38% due 12/21/00                                       10,000     10,008,037
Connetquot, NY, Central School District, TANs,
  5.00% due 6/29/01                                         8,000      8,041,280
East Islip, NY, Union Free School district, TANs,
  5.00% due 6/28/01                                         8,500      8,536,785
East Meadow, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                         4,000      4,021,131
East Moriches, NY, Union Free School District, TANs,
  5.00% due 6/22/01                                         5,000      5,016,154
Elmont, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                         8,500      8,540,175
Fairport, NY, Central School District, TANs,
  4.50% due 3/15/01                                         8,000      8,012,266
Goshen, NY, Central School District, TANs,
  4.50% due 3/08/01                                         8,000      8,011,826
Great Neck, NY, Union Free School District, TANs,
  4.75% due 6/28/01                                         8,000      8,028,472
Guilderland, NY, Central School District, TANs,
  4.50% due 11/03/00                                        4,400      4,401,468
Half Hollow Hills, NY, Central School, TANs,
  4.75% due 6/29/01                                        10,000     10,031,618
Hauppauge, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                         2,000      2,008,659
Huntington, NY, BANs,
  5.00% due 6/28/01                                         3,000      3,016,557
Irvington, NY, TANs,
  5.00% due 12/15/00                                        3,890      3,894,888
Irvington, NY, Union Free School District, TANs,
  5.00% due 6/15/01                                         2,000      2,008,293
Islip, NY, TANs,
  5.00% due 6/22/01                                         2,000      2,007,233
Islip, NY, Union Free School District, TANs,
  5.00% due 6/28/01                                         8,700      8,741,087
Levittown, NY, Union Free School District, TANs,
  5.00% due 6/20/01                                         7,400      7,422,620
Longwood, NY, Central School District, TANs,
  5.00% due 6/29/01                                        10,000     10,027,599

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- (CONT'D)
--------------------------------------------------------------------------------
Massapequa, NY, Union Free School District, TANs,
  5.00% due 6/26/01                                         $ 6,100 $  6,126,228
Mount Sinai, NY, Union Free School District, BANs,
  5.00% due 6/28/01                                           7,000    7,033,058
Municipal Assistance Corp, NY, BANs,
  5.00% due 7/01/01                                           1,475    1,483,255
Nassau County, NY, BANs,
  6.00% due 3/20/01                                          10,000   10,080,833
New York State Environmental Facilities, BANs,
  5.90% due 5/15/01                                           1,000    1,010,837
New York State Housing Financial Agency, BANs,
  8.00% due 11/01/00                                          2,320    2,380,354
New York State Local Government Assistance, BANs,
  7.00% due 4/01/01                                           5,400    5,589,036
New York State Medical Care Facilities, BANs,
  7.50% due 2/15/01                                           7,615    7,875,593
New York State Urban Development Corp, BANs,
  7.50% due 4/01/01                                           8,520    8,844,099
New York State Urban Development Corp, BANs,
  7.60% due 4/01/01                                           1,000    1,038,257
North Shore, NY, Central School District, BANs,
  4.75% due 6/28/01                                           3,000    3,009,454
Port Chester/Rye, NY, TANs,
  5.00% due 3/22/01                                           3,000    3,009,660
Port Washington, NY,
  Union Free School District, TANs,
  4.75% due 6/28/01                                           7,000    7,022,074
Rochester, NY, BANs,
  4.75% due 3/07/01                                           5,000    5,013,999
Rocky Point, NY, Union Free School District, TANs,
  5.00% due 6/29/01                                           2,000    2,009,796
Roslyn, NY, BANs,
  5.00% due 6/28/01                                           7,000    7,038,643
Sayville, NY, Union Free School District, TANs,
  5.00% due 6/29/01                                           8,600    8,647,161
South Country, NY, Central School District, TANs,
  5.00% due 6/26/01                                           2,500    2,508,185
Valley Stream, NY, Central School District, TANs,
  4.90% due 6/27/01                                           2,300    2,307,204
Vestal, NY, Central School District, BANs,
  5.00% due 7/20/01                                           3,065    3,078,126
West Babylon, NY, Union Free School, TANs,
  5.00% due 6/28/01                                          13,000   13,055,155
West Islip, NY, Union Free School District, TANs,
  4.75% due 6/29/01                                          15,000   15,042,577
West Islip, NY, Union Free School District, TANs,
  5.00% due 6/29/01                                           2,000    2,008,678
                                                                    ------------
                                                                     259,335,038
                                                                    ------------
VARIABLE RATE DEMAND NOTES* -- 64.2%
--------------------------------------------------------------------------------
ABN-AMRO Munitops Certificates Trust,
  due 6/27/01                                                 8,260    8,260,000
ABN-AMRO Munitops Certificates Trust,
  due 3/07/07                                                 7,561    7,561,000
ABN-AMRO Munitops Certificates Trust,
  due 5/02/07                                                19,305   19,305,000
ABN-AMRO Munitops Certificates Trust,
  due 7/04/07                                                 5,000    5,000,000
Alaska State Housing, Finance Corp., AMT,
  due 6/01/07                                                18,000   18,000,000
Babylon, NY, Industrial Development Agency, AMT,
  due 7/01/14                                                   600      600,000
Bluffton, IN, Economic Development Revenue, AMT,
  due 9/01/05                                                 1,070    1,070,000
Chicago, IL, Board of Education,
  due 6/01/21                                                 2,000    2,000,000
Chicago, IL, Board of Education,
  due 1/01/23                                                10,000   10,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Clark County, NV, Airport Revenue,
  due 7/01/28                                              $   970  $    970,000
Cohasset, MN, Revenue,
  due 6/01/13                                                  650       650,000
Cohasset, MN, Revenue,
  due 6/01/20                                                  500       500,000
Columbia County, NY, Industrial Development Agency,
  due 2/01/11                                                1,800     1,800,000
Connecticut State,
  due 5/15/14                                                1,800     1,800,000
Connecticut State Housing Financial Authority, AMT,
  due 11/15/27                                                 195       195,000
Franklin County, NY, Industrial Development Agency,
  due 2/01/03                                                2,500     2,500,000
Fulton County, GA, Residential Care,
  due 1/01/18                                                1,000     1,000,000
Fulton County, GA, Industrial Development Authority, AMT,
  due 6/01/27                                                3,900     3,900,000
Georgia Local Government Certificates of Participation,
  due 6/01/28                                                  200       200,000
Glens Falls, NY, Industrial Development Agency,
  due 12/01/04                                               1,210     1,210,000
Gulf Coast, TX, Waste Disposal Authority, AMT,
  due 6/01/24                                                  900       900,000
Hawaii State Housing Development Corp,
  due 7/01/29                                               12,400    12,400,000
Harris County, TX, Health Facilities Development
  due 2/15/27                                                2,000     2,000,000
Harris County, TX, Industrial
  Development Corporation, AMT,
  due 2/01/23                                                1,800     1,800,000
Hempstead Town, NY, Industrial Development Agency,
  due 12/01/10                                               7,000     7,000,000
Illinois Health Facilities Authority Revenue,
  due 12/01/15                                                 300       300,000
Indiana, Health Facilities Authority Revenue,
  due 12/01/02                                               1,000     1,000,000
Indianapolis, IN, Industrial Development Revenue, AMT,
  due 12/01/04                                               2,000     2,000,000
Jasper County, MO, Industrial Development Authority,
  due 8/01/16                                                2,300     2,300,000
Jefferson County, NY, Industrial Development, AMT,
  due 7/01/05                                                1,250     1,250,000
Jefferson Parish, LA, Home Mortgage Authority, AMT,
  due 12/01/26                                               1,000     1,000,000
Jeffersonville, IN, Economic Development Revenue,
  due 10/01/11                                               4,000     4,000,000
Kansas City Industrial Development Authority,
  due 4/01/27                                                  500       500,000
Kansas State Development Finance Authority Revenue,
  due 11/15/28                                                 450       450,000
Kenton County, KY, Airport Board Revenue,
  due 3/01/06                                                1,910     1,910,000
Laurens County, GA, Development Authority, AMT,
  due 5/01/17                                                1,000     1,000,000
Lewis County, NY, Industrial Development Agency,
  due 9/01/04                                                1,300     1,300,000
Lone Star, TX, Tax Airport Authority,
  due 12/01/14                                                 200       200,000
Long Island Power Authority, NY,
  due 4/01/10                                                3,200     3,200,000
Long Island Power Authority, NY,
  due 4/01/25                                                5,000     5,000,000
Long Island Power Authority, NY,
  due 4/01/25                                                1,000     1,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000
                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Long Island Power Authority, NY,
  due 5/01/33                                             $ 1,100   $ 1,100,000
Long Island Power Authority, NY,
  due 5/01/33                                                4,500    4,500,000
Louisiana State Health Education Authority Revenue,
  due 10/01/17                                               1,390    1,390,000
Lower Neches Valley Authority, TX, AMT,
  due 4/01/29                                                1,700    1,700,000
Macon, GA Trust Receipts,
  due 3/03/07                                               46,960   46,960,000
Macon, GA Trust Receipts, AMT,
  due 2/05/30                                                1,155    1,155,000
Macon, GA Trust Receipts, AMT,
  due 12/05/30                                               8,480    8,480,000
Marion, IN, Revenue, AMT,
  due 11/01/14                                               2,500    2,500,000
Marlboro County, SC, Solid Waste, AMT,
  due 6/01/23                                                2,000    2,000,000
Massachusetts State Housing Finance Authority, AMT,
  due 7/01/19                                                  640      640,000
Mercer County,WV, Industrial Development Revenue,
  due 5/01/01                                                1,000    1,000,000
Metropolitan Transit Authority, NY,
  due 7/01/23                                               10,000   10,000,000
Mississippi Single Family Home Corp., AMT,
  due 6/01/28                                                  695      695,000
Missouri State, Health Facilites Revenue,
  due 10/01/09                                                 200      200,000
Montgomery County, MD, Housing Opportunities,
  due 9/01/29                                                2,700    2,700,000
Moorhead, MN, Solid Waste Disposal, AMT,
  due 4/01/12                                                2,500    2,500,000
Morgan County, UT, Solid Waste,
  due 8/01/31                                                  200      200,000
Municipal Security Trust Certificates,
  due 8/01/03                                                3,500     3,500,000
New Hanover County, NC,
  due 3/01/13                                                2,250    2,250,000
New Rochelle, NY, Industrial Development Agency,
  due 12/01/05                                               5,500    5,500,000
New York City, NY,
  due 8/01/03                                                3,300    3,300,000
New York City, NY,
  due 2/15/13                                                1,000    1,000,000
New York City, NY,
  due 8/01/15                                                  800      800,000
New York City, NY,
  due 2/15/16                                                5,800    5,800,000
New York City, NY,
  due 6/01/17                                                7,175    7,175,000
New York City, NY,
  due 2/15/18                                                1,100    1,100,000
New York City, NY,
  due 8/01/19                                                1,400    1,400,000
New York City, NY,
  due 2/01/20                                                1,300    1,300,000
New York City, NY,
  due 8/01/20                                                5,600    5,600,000
New York City, NY,
  due 8/01/21                                                3,300    3,300,000
New York City, NY,
  due 10/01/21                                               2,100    2,100,000
New York City, NY,
  due 6/01/22                                                2,000    2,000,000
New York City, NY,
  due 8/01/23                                                4,250    4,250,000
New York City, NY,
  due 8/01/23                                                3,000    3,000,000
New York City, NY,
  due 8/15/24                                                7,390    7,390,000
New York City, NY, Health & Hospital Corp.,
  due 2/15/26                                                4,835    4,835,000
New York City, NY, Health & Hospital Corp.,
  due 2/15/26                                                5,200    5,200,000
New York City, NY, Housing Development,
  due 1/15/19                                                  500      500,000
New York City, NY, Housing Development,
  due 1/01/23                                                2,700    2,700,000
New York City, NY, Housing Development,
  due 3/15/25                                                  900      900,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York City, NY, Housing Development,
  due 10/15/28                                              $ 1,800 $  1,800,000
New York City, NY, Housing Development,
  due 4/15/29                                                 7,000    7,000,000
New York City, NY, Housing Development,
  due 7/01/31                                                 4,900    4,900,000
New York City, NY, Housing Development, AMT,
  due 8/01/31                                                 2,500    2,500,000
New York City, NY, Housing Development,
  due 9/01/31                                                 4,100    4,100,000
New York City, NY, Housing Development, AMT,
  due 1/01/32                                                 5,800    5,800,000
New York City, NY, Housing Development, AMT,
  due 6/01/32                                                 3,400    3,400,000
New York City, NY, Industrial Development Agency,
  due 12/01/01                                                1,000    1,000,000
New York City, NY, Industrial Development Agency,
  due 6/30/14                                                 1,600    1,600,000
New York City, NY, Industrial Development Agency, AMT,
  due 12/01/17                                                7,300    7,300,000
New York City, NY, Industrial Development Agency, AMT,
  due 6/01/22                                                 1,140    1,140,000
New York City, NY, Municipal Water Authority,
  due 9/15/08                                                 9,300    9,300,000
New York City, NY, Municipal Water Authority,
  due 6/15/31                                                 6,875    6,875,000
New York City, NY, Municipal Water Authority,
  due 6/15/33                                                 4,700    4,700,000
New York City, NY, Traditional Cultural Revenue,
  due 7/01/01                                                 8,000    8,000,000
New York City, NY, Traditional Cultural Revenue,
  due 12/01/10                                                1,945    1,945,000
New York City, NY, Traditional Cultural Revenue,
  due 5/01/14                                                 1,700    1,700,000
New York City, NY, Traditional Cultural Revenue,
  due 7/01/29                                                 1,100    1,100,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/21                                               19,600   19,600,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/22                                                4,700    4,700,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/01/26                                                1,500    1,500,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/01/27                                                3,500    3,500,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 11/15/27                                               24,300   24,300,000
New York City, NY, Transitional Finance
  Authority Revenue,
  due 5/01/28                                                 3,600    3,600,000
New York Pooled
  Puttable Trust,
  due 12/05/30                                                5,550    5,550,000
New York State Dormitory Authority Revenue,
  due 1/01/06                                                 7,840    7,840,000
New York State Dormitory Authority Revenue,
  due 2/01/06                                                 3,900    3,900,000
New York State Dormitory Authority Revenue,
  due 2/01/07                                                 3,900    3,900,000
New York State Dormitory Authority Revenue,
  due 2/15/08                                                 3,500    3,500,000
New York State Dormitory Authority Revenue,
  due 2/15/13                                                 2,200    2,200,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York State Dormitory Authority Revenue,
  due 5/15/15                                            $   5,125  $ 5,125,000
New York State Dormitory Authority Revenue,
  due 7/01/19                                                1,000    1,000,000
New York State Dormitory Authority Revenue,
  due 7/01/19                                                2,700    2,700,000
New York State Dormitory Authority Revenue,
  due 1/15/23                                                5,000    5,000,000
New York State Dormitory Authority Revenue,
  due 7/01/25                                                2,500    2,500,000
New York State Dormitory Authority Revenue,
  due 7/01/26                                                1,800    1,800,000
New York State Dormitory Authority Revenue,
  due 7/01/28                                                8,860    8,860,000
New York State Dormitory Authority Revenue,
  due 5/15/29                                               10,000   10,000,000
New York State Energy, Research & Development,
  due 7/01/15                                                1,400    1,400,000
New York State Energy, Research & Development, AMT,
  due 12/01/23                                               2,000    2,000,000
New York State Energy, Research & Development,
  due 12/01/25                                                 600      600,000
New York State Energy, Research & Development,
  due 3/01/27                                                1,100    1,100,000
New York State Energy, Research & Development, AMT,
  due 5/01/34                                               13,000   13,000,000
New York State Energy, Research & Development, AMT,
  due 5/01/34                                                2,500    2,500,000
New York State Housing Finance Authority, AMT,
  due 11/01/28                                              16,000   16,000,000
New York State Housing Finance Authority, AMT,
  due 11/01/30                                              10,000   10,000,000
New York State Housing Finance Authority, AMT,
  due 11/01/32                                               2,700    2,700,000
New York State Housing Finance Authority, AMT,
  due 11/01/32                                              10,000   10,000,000
New York State Job Development
  Authority, AMT,
  due 3/01/05                                                1,105    1,105,000
New York State Job Development
  Authority, AMT,
  due 3/01/07                                                1,400    1,400,000
New York State Local Government Assistance Corp.,
  due 4/01/22                                               62,585   62,585,000
New York State Local Government Assistance Corp.,
  due 4/01/25                                                5,100    5,100,000
New York State Medical Care Facilities Agency,
  due 11/01/08                                               2,500    2,500,000
New York State Medical Care Facilities Agency,
  due 8/15/14                                                6,640    6,640,000
New York State Medical Care Facilities Agency,
  due 2/15/22                                                7,605    7,605,000
New York State Medical Care Facilities Agency,
  due 2/05/29                                                5,625    5,625,000
New York State Mortgage Agency, AMT,
  due 10/01/24                                               4,300    4,300,000
New York State Mortgage Agency, AMT,
  due 10/01/30                                              10,000   10,000,000
New York State Thruway Authority,
  due 4/01/10                                                2,700    2,700,000
New York State Thruway Authority,
  due 1/01/27                                                1,300    1,300,000
New York State Thruway Authority,
  due 7/01/27                                                5,000    5,000,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York State Urban Development,
  due 1/01/29                                            $  3,170   $ 3,170,000
North Carolina Medical
  Care Community Hospital Revenue,
  due 10/01/20                                                100       100,000
Ohio State Air Quality Development Authority,
  due 12/01/15                                                900       900,000
Onondaga County, NY, Industrial Development Agency,
  due 12/01/07                                                490       490,000
Orange County, FL, Industrial Development Authority,
  due 2/01/04                                                 575       575,000
Orange County, FL, Housing Finance Authority,
  due 6/01/25                                               2,250     2,250,000
Philadelphia, PA, Industrial Development
  Authority, AMT,
  due 5/01/14                                               2,300     2,300,000
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                               6,883     6,883,210
Port Authority of New York and New Jersey,
  Special Obligation,
  due 6/01/20                                              10,000    10,000,000
Port Authority of New York and New Jersey,
  Special Obligation, AMT,
  due 1/15/27                                               4,995     4,995,000
Port Authority of New York and New Jersey,
  Special Obligation,
  due 8/01/33                                               7,495     7,495,000
Puerto Rico Commonwealth,
  due 12/01/15                                              7,200     7,200,000
Puerto Rico Commonwealth,
  due 7/01/24                                               4,745     4,745,000
Puerto Rico Commonwealth Highway Transportation,
  due 7/01/28                                                 800       800,000
Puerto Rico Commonwealth Highway Transportation,
  due 7/01/28                                               1,870     1,870,000
Puerto Rico Commonwealth Infrastructure,
  due 7/01/28                                               3,920     3,920,000
Puerto Rico Electric Power Authority,
  due 1/01/12                                               2,180     2,180,000
Puerto Rico Electric Power Authority,
  due 7/01/22                                              15,000    15,000,000
Puerto Rico Electric Power Authority,
  due 7/01/23                                               1,000     1,000,000
Puerto Rico Industrial Tourist Educational Revenue,
  due 10/01/20                                              2,300     2,300,000
Puerto Rico Public Buildings Authority,
  due 7/01/21                                               9,380     9,380,000
Puerto Rico Public Buildings Authority,
  due 1/01/25                                               3,500     3,500,000
Puerto Rico Public Buildings Authority,
  due 7/01/25                                               1,930     1,930,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                               5,900     5,900,000
Red Bay, AL, Industrial Development Revenue Board,
  due 11/01/10                                              1,900     1,900,000
Rutherford County, TN, Industrial Development, AMT,
  due 6/01/03                                               1,750     1,750,000
Saint Charles Parish, LA, Pollution Control,
  due 3/01/24                                               1,325     1,325,000
Schenectady County, NY, Industrial Development,
  due 6/01/09                                               1,630     1,630,000
Seveir County, TN, Public Building Authority,
  due 6/01/09                                                 430       430,000
Seveir County, TN, Public Building Authority,
  due 6/01/17                                               1,105     1,105,000

CITIFUNDS NEW YORK TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Seveir County, TN, Public Building Authority,
  due 6/01/19                                            $ 3,000  $    3,000,000
Seveir County, TN, Public Building Authority,
  due 6/01/27                                              2,455       2,455,000
South Carolina Jobs Economic Development, AMT,
  due 11/01/10                                             2,320       2,320,000
South Carolina Jobs Economic Development, AMT,
  due 12/01/12                                               475         475,000
South Carolina Jobs Economic Development, AMT,
  due 6/01/15                                              1,000       1,000,000
Southeast, NY, Industrial Development Agency, AMT,
  due 12/01/12                                             2,000       2,000,000
Tennessee Housing Development Agency,
  due 7/01/04                                              7,000       7,000,000
Triborough Bridge and Tunnel Authority, NY,
  due 1/01/12                                              6,240       6,240,000
Triborough Bridge and Tunnel Authority, NY,
  due 1/01/19                                              5,370       5,370,000
University of Puerto Rico, University Revenue,
  due 6/01/25                                              3,375       3,375,000
Walton County, GA, Industrial Building Authority, AMT,
  due 10/01/17                                             1,600       1,600,000
Washington State Housing Finance, AMT,
  due 11/01/21                                               675         675,000
Westside, TX, Calhoun County, AMT,
  due 4/01/31                                              1,800       1,800,000
                                                                  --------------
                                                                     814,379,210
                                                                  --------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                                      99.5%     1,261,639,248
OTHER ASSETS,
  LESS LIABILITIES                                        0.5          6,087,197
                                                        -----     --------------
NET ASSETS                                              100.0%    $1,267,726,445
                                                        =====     ==============

AMT -- Subject to Alternative Minimum Tax

*Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,261,639,248
Cash                                                                      64,509
Interest receivable                                                    9,222,856
Receivable for shares of beneficial interest sold                        734,912
--------------------------------------------------------------------------------
  Total assets                                                     1,271,661,525
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      2,423,548
Payable for shares of beneficial interest repurchased                    769,895
Payable to affiliates:
Investment advisory fees (Note 3)                                        159,728
Shareholder servicing agents' fees (Note 4B)                             266,997
Accrued expenses and other liabilities                                   314,912
--------------------------------------------------------------------------------
  Total liabilities                                                    3,935,080
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,267,726,445
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $1,267,646,070
Accumulated net realized gain on investments                              80,375
--------------------------------------------------------------------------------
  Total                                                           $1,267,726,445
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per share
  ($1,267,712,202/1,267,631,828 shares outstanding)                        $1.00
================================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per share
  ($14,243/14,242 shares outstanding)                                      $1.00
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (Note 1B):                                           $48,028,337
EXPENSES:
Administrative fees (Note 4A)                      $3,154,846
Shareholder Servicing Agents' fees
  Class N (Note 4B)                                 3,153,198
Investment Advisory fees (Note 3)                   2,523,877
Distribution fees Class N (Note 5)                  1,261,279
Distribution fees Cititrade (Note 5)                        2
Custody and fund accounting fees                      288,466
Trustees' fees                                         58,058
Legal fees                                             51,194
Shareholder reports                                    39,037
Audit fees                                             35,200
Registration fees                                      31,504
Transfer agent fees                                    14,196
Miscellaneous                                          41,069
--------------------------------------------------------------------------------
  Total expenses                                   10,651,926
Less aggregate amounts waived by
  Investment Adviser,
Administrator, and Distributor
  (Notes 3, 4A, and 5)(2,431,957)
Less fees paid indirectly (Note 1E)                   (16,521)
--------------------------------------------------------------------------------
  Net expenses                                                         8,203,448
--------------------------------------------------------------------------------
Net investment income                                                 39,824,889
NET REALIZED GAIN ON INVESTMENTS                                         124,489
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $39,949,378
================================================================================

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR ENDED AUGUST 31,
                                                --------------------------------
                                                       2000              1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                           $  39,824,889     $  30,143,033
Net realized gain on investments                      124,489            45,577
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                        39,949,378        30,188,610
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                    (39,824,878)      (30,143,033)
Cititrade shares                                          (12)               --
--------------------------------------------------------------------------------
                                                  (39,824,890)      (30,143,033)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (NOTE 6):
CLASS N SHARES
Proceeds from sale of shares                    1,401,709,211     1,161,019,287
Net asset value of shares issued to shareholders
  from reinvestment of dividends                   13,748,001        11,517,849
Cost of shares repurchased                     (1,329,393,720)   (1,085,790,455)
--------------------------------------------------------------------------------
Total Class N shares                               86,063,492        86,746,681
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CITITRADE SHARES*
Proceeds from sale of shares                           18,250                --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                           12                --
Cost of shares repurchased                             (4,019)               --
--------------------------------------------------------------------------------
Total Cititrade shares                                 14,243                --
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  transactions in shares of beneficial interest    86,077,735        86,746,681
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         86,202,223        86,792,258
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             1,181,524,222     1,094,731,964
--------------------------------------------------------------------------------
End of period                                  $1,267,726,445   $ 1,181,524,222
================================================================================
* August 18, 2000 (Commencement of Operations).

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                       CLASS N SHARES
                                   --------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                   --------------------------------------------------------
                                     2000        1999        1998        1997        1996
                                   --------------------------------------------------------
Net Asset Value, beginning
  of period                        $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income               0.03156     0.02572     0.02991     0.02949     0.02936
Dividends from net
  investment income                (0.03156)   (0,02572)   (0.02991)   (0.02949)   (0.02936)
-------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                    $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $1,267,712  $1,181,524  $1,094,732    $976,959    $941,691
Ratio of expenses to
  average net assets                  0.65%       0.65%       0.65%       0.65%       0.65%
Ratio of net investment income
  to average net assets               3.16%       2.56%       2.99%       2.95%       2.92%
Total return                          3.20%       2.60%       3.03%       2.99%       2.98%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income
  per share                        $0.02963    $0.02391    $0.02791    $0.02739    $0.02725

Ratios:
Expenses to average net assets        0.84%       0.84%       0.85%       0.86%       0.86%
Net investment income to
  average net assets                  2.97%       2.38%       2.79%       2.74%       2.71%
===========================================================================================

                                                                    CITITRADE SHARES
                                                               ----------------------------
                                                                      FOR THE PERIOD
                                                                     AUGUST 18, 2000
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO AUGUST 31, 2000
===========================================================================================
Net Asset Value, beginning of period                                     $1.00000
Net investment income                                                     0.00121
Less dividends from net investment income                                (0.00121)
-------------------------------------------------------------------------------------------
Net Asset Value, end of period                                           $1.00000
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                                                 $14,243
Ratio of expenses to average net assets                                      1.00%*
Ratio of expenses to average net assets after
  fees paid indirectly                                                       1.00%*
Ratio of net investment income to average net assets                         2.81%*
Total return                                                                 0.12%**
Net investment income per share                                          $0.00121
RATIOS:
Expenses to average net assets                                               1.19%*
Net investment income to average net assets                                  2.62%*
===========================================================================================

 *Annualized
**Not Annualized

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund as of August 31, 2000, offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount less the amortization of any premium on the investments of the Fund.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

   E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT Advisory Fees The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $2,523,877 of which $859,046 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Class N expenses to 0.65% and for the period from August 18, 2000 (Commencement of Operations) to August 31, 2000, management agreed to voluntarily limit Cititrade expenses to 1.00%.

A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $3,154,846 of which $964,616 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

CITIFUNDS NEW YORK TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $3,153,198 for Class N, for the year ended August 31, 2000.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $1,261,279 of which $608,295 was voluntarily waived for the year ended August 31, 2000 and $2 for Cititrade for the period August 18, 2000 (Commencement of Operations) to August 31, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2000.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $2,972,813,970 and $2,885,700,452, respectively, for the year ended August 31, 2000.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2000, for federal income tax purposes, amounted to $1,261,639,248.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Fund was $3,742. Since the line of credit was established, there have been no borrowings.

CITIFUNDS NEW YORK TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS NEW YORK TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds New York Tax Free Reserves, a separate series of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds New York Tax Free Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF INVESTMENT ADVISER
***TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds New York Tax Free Reserves.

(C)2000 Citicorp            [Logo] Printed on recycled paper         CFA/NYR/800

      CITIFUNDS(R)
---------------

                                                         CitiFunds

California
Tax Free
Reserves



ANNUAL REPORT

AUGUST 31, 2000


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS CALIFORNIA TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            9
--------------------------------------------------------------------------------
Statement of Operations                                                       10
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            11
--------------------------------------------------------------------------------
Financial Highlights                                                          12
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  16
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for tax-exempt money market instruments during the reporting period ended August 31, 2000. However, a closer look suggests that most of the improvement in short-term tax-exempt yields took place during the first six months of the period. Between March and August 2000, tax-exempt yields actually declined modestly, primarily in response to supply-and-demand forces that were unique to the municipal marketplace.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds California Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal and California personal income taxes, preservation of capital and liquidity.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
----------------------

Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   TAX-EXEMPT  MONEY  MARKET  INSTRUMENTS  PROVIDED  COMPETITIVE  RETURNS  AND A
RELATIVELY SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds. However, tax-exempt yields on California securities ended the reporting period at fairly low levels relative to taxable money market yields. This was due mainly to a reduction in the issuance of short-term tax-exempt securities by California municipalities during the first eight months of 2000 compared to the same period one year earlier.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these positive economic conditions were enhanced by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FEDERAL RESERVE BOARD (THE "FED") CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   The Fed's actions strongly influenced tax-exempt money markets during the first half of the reporting period, causing tax-exempt yields to rise along with yields in other sectors of the bond markets. During the second half of the period, however, technical market forces eclipsed interest-rate trends, causing most tax-exempt yields to fall modestly between March and August 2000.

   More specifically, because many municipal issuers in California enjoyed higher-than-expected tax revenues during this period of economic strength, they had less need to borrow in the short-term bond market. Accordingly, issuance of short-term tax-exempt securities generally fell. At the same time, demand for money market instruments rose when the stock market began to falter in March and April, and individuals sought to protect some of their newly created wealth and investment gains during a time of heightened market volatility in the longer-term financial markets.

   IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY FROM SEPTEMBER 1999 THROUGH MAY 2000. This maturity strategy was designed to keep assets available for higher yielding securities should interest rates rise. When it became apparent that tax-exempt rates had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical.

   From a security selection perspective, management continued to focus primarily on Variable Rate Demand Notes (VRDNs), which are short-term instruments that are securitized and issued by investment banks. This emphasis on floating-rate securities enabled the Fund to capture higher yields as they became available. The managers' focus on VRDNs was also partly the result of the lack of new municipal notes in the California marketplace. As of August 31, 2000, weekly VRDNs comprised about 75% of the Fund's portfolio, and municipal notes accounted for 25% of the Fund's portfolio. As for the foreseeable future, management expects that the Fed most likely will not make additional policy decisions until after the November Presidential election. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Accordingly, management expects to maintain the current maturity strategy and security selection approach over the next few months. Of course, management will adjust its strategies as economic and market conditions change.


FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 10, 1992                           Distributed annually, if any

NET ASSETS AS OF 8/31/00                 BENCHMARK**
Class N shares $313.3 million            o Lipper California Tax Exempt Money
                                           Market Funds Average

                                         o iMoneyNet, Inc. (formerly IBC
                                           Financial Data) California Tax
                                           Free Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

FUND PERFORMANCE
Total Returns

                                                                                      SINCE
                                                                                     MARCH 10,
                                                                 ONE        FIVE       1992
ALL PERIODS ENDING AUGUST 31, 2000                               YEAR       YEARS*   INCEPTION*
---------------------------------------------------------------------------------------------------------------------------
CitiFunds California Tax Free Reserves Class N                   2.95%      2.90%       2.84%
Lipper California Tax Exempt Money Market Funds Average          2.91%      2.86%       2.69%+
iMoneyNet, Inc. (formerly IBC Financial Data) California
  Tax Free Money Market Funds Average                            2.86%      2.85%       2.68%+

* Average Annual Total Return
+ Since 2/29/92
7-DAY YIELDS
Annualized Current  3.19%
Effective           3.24%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, CitiFunds California Tax Free Reserves Class N shares paid $0.02907 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 87.2% of dividends earned were also exempt from California personal income tax. In addition, 4.0% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CALIFORNIA TAX FREE
RESERVES CLASS N VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) CALIFORNIA TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds California Tax Free Reserves generally provided a similar annualized seven-day yield to that of a comparable iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

         [The following table represents a chart in the printed piece.]


                     iMoneyNet, Inc.    CitiFunds
                     California         California
                     Tax Free           Tax Free
                     Money Market       Reserves
                     Funds Average      Class N

                        0.024           0.0236
9/7/99                 0.0233           0.0228
                        0.023           0.0221
                       0.0259           0.0239
                        0.027           0.0272
10/5/99                0.0276           0.0271
                       0.0244           0.0235
                       0.0248           0.0241
                       0.0253           0.0247
11/2/99                0.0262           0.0261
                       0.0259           0.0259
                       0.0277           0.0275
                       0.0291           0.0284
                       0.0296           0.0291
12/7/99                0.0283            0.027
                       0.0254           0.0252
                       0.0281           0.0277
                       0.0338           0.0318
1/4/00                 0.0378           0.0357
                       0.0258           0.0241
                       0.0223           0.0216
                       0.0227           0.0227
2/1/00                 0.0238           0.0232
                        0.022           0.0211
                       0.0234           0.0234
                       0.0242           0.0218
                       0.0249           0.0228
3/7/00                 0.0263           0.0249
                        0.027           0.0262
                       0.0271            0.026
                       0.0269           0.0259
4/4/00                 0.0276           0.0267
                       0.0243           0.0229
                       0.0273           0.0264
                       0.0329            0.032
5/2/00                  0.038           0.0369
                       0.0424           0.0405
                       0.0436           0.0408
                       0.0348           0.0332
                       0.0323           0.0319
6/6/00                  0.031           0.0303
                       0.0288           0.0292
                       0.0325           0.0324
                       0.0347           0.0348
7/4/00                 0.0354            0.035
                       0.0275           0.0277
                        0.029           0.0291
                       0.0328           0.0326
8/1/00                 0.0336           0.0335
                       0.0308           0.0305
                        0.033           0.0319
                       0.0323           0.0317
8/29/00                 0.032           0.0314


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to loss money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                        August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 11.9%
--------------------------------------------------------------------------------

California Pollution
   Control Finance Authority,
   3.80% due 11/15/00                                      $2,100    $ 2,100,000
California State,
   10.50% due 10/01/00                                      3,000      3,016,649
California State
  Department of Water,
  5.00% due 12/01/00                                        2,000      2,005,748
California State
  Department of Water,
  8.50% due 12/01/00                                        1,350      1,365,736
Contra Costa
   County, CA,
   5.50% due 3/01/01                                        3,495      3,525,309
Kings River Conservation
  District of California,
   5.50% due 1/20/01                                        1,000      1,005,676
Peninsula Corridor, CA,
  4.80% due 6/07/01                                         3,000      3,010,991
Peninsula Corridor, CA,
  4.40% due 7/25/01                                         3,000      3,005,148
Pitney Bowes
  Credit Corp.,
  4.25% due 1/24/01                                         7,699      7,699,218
Pitney Bowes
  Credit Corp.,
  4.25% due 10/08/03                                        6,861      6,860,662
San Diego, CA,
  4.25% due 9/29/00                                           500        500,281
San Diego, CA,
  Union School District,
  4.60% due 7/01/01                                         3,270      3,280,509
                                                                     -----------
                                                                      37,375,927
                                                                     -----------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 12.2%
--------------------------------------------------------------------------------
California State, G.O.,
  11.00% due 3/01/01                                       2,000       2,070,431
California Statewide
  Community Development, TRANs,
  5.25% due 6/29/01                                        4,700       4,736,413
California Statewide
  Community Development,
  TRANs,
  3.35% due 4/28/01                                        5,200       5,200,000
Contra Costa
   County, CA, TRANs,
   Board of Education,
   5.00% due 7/05/01                                       3,000       3,018,875
Fresno, CA, TRANs,
  5.00% due 6/29/01                                        3,000       3,017,310
Los Angeles County, CA,
  5.00% due 6/29/01                                        4,500       4,530,280
Los Angeles County, CA,
  Unified School District,
  TRANs,
  5.00% due 7/02/01                                        4,000       4,023,318
Placer, CA,
  Unified High School
  District, TRANs,
  4.13% due 10/01/00                                       1,000       1,000,378
Pleasanton, CA,
  Union High
  School District, TRANs,
  5.00% due 7/05/01                                        3,000       3,018,143
San Bernardino
  County, CA, TRANs,
  3.75% due 9/29/00                                        2,000       2,000,142
San Bernardino, CA,
  Unified School
  District, TRANs,
  4.25% due 12/07/00                                       3,000       3,003,556
Turlock, CA,
  Public Financing
  Authority Sewer
  Revenue,
  6.25% due 9/15/00                                          365         365,339
Yucaipa Calimesa Union School, TRANs,
  5.00% due 6/29/01                                        2,000       2,011,857
                                                                    ------------
                                                                      37,996,042
                                                                    ------------
VARIABLE RATE DEMAND NOTES* -- 75.5%
--------------------------------------------------------------------------------
ABN-Amro Municipal Trust
  Receipts,
  due 7/05/06                                              1,000       1,000,000
ABN-Amro Municipal Trust
  Receipts,
  due 7/04/07                                              6,000       6,000,000
Anaheim, CA, Housing Authority, AMT,
  due 11/15/28                                             1,500       1,500,000
Brazos River, TX, AMT,
  due 4/01/30                                                100         100,000
 California Educational Facility
   Authority Revenue,
   due 7/01/22                                             2,700       2,700,000
 California Educational Facility
   Authority Revenue,
   due 11/01/29                                            3,000       3,000,000
 California Health Facilities
   Finance Authority,
   due 12/01/15                                              500         500,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
California Health Facilities
  Finance Authority,
  due 7/01/16                                            $  100       $  100,000
California Housing Finance
  Agency Revenue,
  due 8/01/24                                               200          200,000
California Infrastructure Revenue,
  due 4/01/09                                             5,000        5,000,000
California Pollution Control
  Finance Authority,
  due 9/01/13                                             1,100        1,100,000
California Pollution Control
  Finance Authority,
  due 11/01/26                                            3,000        3,000,000
California Pollution Control
  Solid Waste, AMT,
  due 8/01/16                                             5,000        5,000,000
California Pollution Control
  Solid Waste,
  due 4/01/18                                             1,400        1,400,000
California Pollution Control
  Solid Waste, AMT,
  due 10/01/24                                            2,200        2,200,000
California State,
  due 12/01/17                                            1,000        1,000,000
California State,
  due 10/01/29                                            5,300        5,300,000
California State, Economic
  Development, AMT,
  due 4/01/20                                             1,200        1,200,000
California Statewide
  Community
   Development,
  due 7/01/15                                             2,000        2,000,000
California Statewide
  Community
  Development,
  due 11/01/15                                              785          785,000
California Statewide
  Community
  Development,
  due 12/01/22                                            8,800        8,800,000
California Statewide
  Community
  Development,
  due 6/01/24                                             4,080        4,080,000
California Statewide
  Community
  Development,
  due 10/01/26                                            1,700        1,700,000
California Statewide
   Community
   Development,
   due 8/15/27                                              800          800,000
California Statewide
  Community
  Development,
   due 9/01/29                                            2,000        2,000,000
California Student
   Loan Revenue, AMT,
   due 6/01/01                                            2,000        2,000,000
Carlsbad, CA,
   Multi-Family
   Housing Revenue,
   due 6/01/11                                              400          400,000
Clipper Tax Exempt
   Trust, Certificates
   of Participation, AMT,
   due 3/01/15                                            3,200        3,200,000
Contra Costa
   County, CA,
   Multi-Family
   Housing,
   due 11/15/22                                           3,700        3,700,000
Cucamonga, CA,
   County Water District,
   due 9/01/22                                            3,450        3,450,000
Fresno, CA,
  Sewer Revenue,
  due 9/01/25                                             2,000        2,000,000
Golden Empire
  School Financial
  Authority,
  due 8/01/29                                             6,000        6,000,000
Golden Gate
  Bridge Highway
  & Transportation,
  due 10/05/00                                            3,000        3,000,000
Gordon County, GA,
  Development
  Authority, AMT,
  due 9/01/17                                             1,000        1,000,000
Harris County, TX,
  Health Facilities
  Development,
  due 2/15/27                                             1,000        1,000,000
Huntington Beach, CA,
  Multi-Family Housing,
  due 6/15/20                                             3,000        3,000,000
Idaho Health Facilities
  Authority Revenue,
  due 5/01/22                                             2,200        2,200,000
Irvine Ranch, CA,
  Improvement Bond,
  due 9/02/23                                               800          800,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Irvine Ranch, CA,
  Water District,
  due 5/01/09                                           $ 2,600      $ 2,600,000
Irvine Ranch, CA,
  Water District,
  due 9/01/06                                             3,000        3,000,000
Irvine Ranch, CA,
  Water District,
  due 4/01/33                                             3,000        3,000,000
Jeffersonville, IN,
  Economic Development,
  AMT,
  due 10/01/11                                            4,000        4,000,000
Kenton County, KY,
  Revenue,
  due 3/01/06                                             1,000        1,000,000
Kentucky State
  Turnpike Authority,
  due 7/01/03                                               185          185,000
Kern County, CA,
  High School District,
  due 2/01/13                                             3,800        3,800,000
Livermore, CA,
  Multi-Family Revenue,
  due 7/15/18                                             6,100        6,100,000
Los Angeles County, CA,
  Redevelopment Agency,
  due 12/01/10                                            4,900        4,900,000
Los Angeles County, CA,
  Redevelopment Agency,
  due 4/01/30                                             1,550        1,550,000
Los Angeles, CA,
  Department of
  Water and Power,
  due 2/01/10                                             2,000        2,000,000
Los Angeles, CA,
  Department of
  Water and Power,
  due 10/15/39                                            3,200        3,200,000
Los Angeles, CA,
  Multi-Family Revenue,
  AMT,
  due 8/01/19                                             7,700        7,700,000
Louisiana State,
  Health Education
  Authority Revenue,
  due 10/01/17                                            1,990        1,990,000
Macon Trust Pooled, AMT,
  due 12/05/30                                            4,390        4,390,000
Massachusetts State
  Industrial Financial
  Agency,
  due 11/01/25                                              360          360,000
Metropolitan Water
  District, SC, Waterworks
  Revenue,
  due 7/01/28                                             4,800        4,800,000
Michigan State
  Strategic,
  due 2/01/09                                             1,500        1,500,000
Mississippi Home
  Corp., AMT
  due 6/01/28                                               300          300,000
Morgan County, UT,
  Solid Waste, AMT,
  due 8/01/31                                               700          700,000
Municipal Securities
  Trust Certificates, AMT,
  due 11/01/06                                            3,000        3,000,000
National City, CA,
  Community
  Development, AMT,
  due 4/01/39                                               385          385,000
North Carolina Educational
  Facilities Finance Authority,
  due 9/01/26                                               200          200,000
 Northern California
   Public Power
   Project Authority,
  due 7/01/28                                             2,000        2,000,000
Oakland, CA, Joint Powers
  Financial Authority,
  due 8/01/21                                             2,100        2,100,000
Orange County, CA,
  due 12/01/06                                            4,000        4,000,000
Orange County, CA,
  Recovery Certificates,
  due 7/01/19                                             7,395        7,395,000
Orange County, CA,
  Various Sanitation
  Districts,
  due 8/01/30                                             2,500        2,500,000
Pasadena, CA,
  due 12/01/16                                            1,120        1,120,000
Pitney Bowes Credit Corp.,
  due 10/10/01                                            4,336        4,336,058
Pittsburgh, CA,
  Mortgage Obligation,
  due 12/30/31                                            2,400        2,400,000
Puerto Rico Public
  Finance Corp.,
  due 7/01/25                                               900          900,000
Richmond, VA,
  Redevelopment and
  Housing Authority,
  due 11/01/29                                              100          100,000

CITIFUNDS CALIFORNIA TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                       PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Riverside County, CA,
  Certificates
  of Participation,
  due 9/01/14                                              $  500   $    500,000
Riverside County, CA,
  Certificates
  of Participation,
  due 12/01/15                                                200        200,000
Riverside County, CA,
  Multi-Family Housing,
  due 1/15/27                                               1,200      1,200,000
Sacramento County, CA,
  due 5/01/16                                               8,800      8,800,000
Sacramento County, CA,
  Multi-Family Housing,
  due 7/15/29                                               3,200      3,200,000
Saint Charles Parish, LA,
  Pollution,
  due 3/01/24                                               1,000      1,000,000
Saline County, NE,
  Solid Waste
  Disposal, AMT,
  due 10/01/16                                              1,500      1,500,000
San Diego, CA,
  Family Housing Revenue,
  due 12/01/15                                              1,300      1,300,000
San Dimas, CA,
  Redevelopment Agency,
  due 12/01/05                                              1,300      1,300,000
San Francisco, CA,
  City & County, AMT,
  due 7/01/34                                               5,000      5,000,000
San Jose, CA,
  Redevelopment Tax
  Allocation, AMT,
  due 8/01/27                                               3,645      3,645,000
Sevier County, TN,
  Public Building Authority,
  due 6/01/09                                                 380        380,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/17                                                 145        145,000
Sevier County, TN, Public
  Building Authority,
  due 6/01/21                                                 600        600,000
Simi Valley, CA,
  Multi-Family Housing,
  due 7/01/23                                               2,400      2,400,000
Southern California
  Public Power Revenue,
  due 7/01/23                                               7,500      7,500,000
Stockton, CA,
  Multi-Family Housing,
  due 9/01/18                                               1,900      1,900,000
University of
  Puerto Rico Revenue,
  due 6/01/25                                               1,100      1,100,000
Vacaville, CA,
  Multi-Family Housing,
  due 5/15/29                                               4,400      4,400,000
Valley Health System, CA,
  Hospital Revenue,
  due 5/15/25                                               2,395      2,395,000
Westminster, CA, Redevelopment Tax Allocation,
  due 8/01/27                                               2,765      2,765,000
Yolo County, CA, Multi-Family Revenue,
  due 11/01/27                                              5,715      5,715,000
                                                                    ------------
                                                                     236,671,058
                                                                    ------------

TOTAL INVESTMENTS,
  AT AMORTIZED COST                                          99.6%   312,043,027
OTHER ASSETS,
  LESS LIABILITIES                                            0.4      1,249,303
                                                            -----   ------------
NET ASSETS                                                  100.0%  $313,292,330
                                                            =====   ============
AMT - Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
-------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                           $312,043,027
Cash                                                                    178,151
Interest receivable                                                   2,079,045
Receivable for shares of beneficial interest sold                        33,000
-------------------------------------------------------------------------------
  Total assets                                                      314,333,223
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       728,827
Payable for shares of beneficial interest repurchased                   107,779
Payable to affiliates:
  Investment advisory fees (Note 3)                                      27,739
  Shareholder servicing agents' fees (Note 4B)                           66,785
Accrued expenses and other liabilities                                  109,763
-------------------------------------------------------------------------------
  Total liabilities                                                   1,040,893
-------------------------------------------------------------------------------
NET ASSETS                                                         $313,292,330
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $313,299,117
Accumulated net realized loss on investments                             (6,787)
-------------------------------------------------------------------------------
  Total                                                            $313,292,330
-------------------------------------------------------------------------------
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($313,292,330/313,299,117 shares outstanding)                             $1.00
===============================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                         $ 11,579,979
EXPENSES
Administrative fees (Note 4A)                         $    815,516
Shareholder servicing agents' fees Class N (Note 4B)       815,516
Investment advisory fees (Note 3)                          652,413
Distribution fees Class N (Note 5)                         326,206
Custody and fund accounting fees                           104,388
Legal fees                                                  44,873
Audit fees                                                  35,200
Shareholder reports                                         19,509
Trustees' fees                                              18,462
Transfer agent fees                                         15,627
Registration fees                                            1,921
Miscellaneous                                               21,555
--------------------------------------------------------------------------------
  Total expenses                                         2,871,186
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)      (738,272)
Less fees paid indirectly (Note 1E)                        (10,391)
--------------------------------------------------------------------------------
  Net expenses                                                        2,122,523
--------------------------------------------------------------------------------
Net investment income                                                 9,457,456
NET REALIZED LOSS ON INVESTMENTS                                         (6,787)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  9,450,669
================================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                 ------------------------------
                                                       2000             1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                            $  9,457,456      $  7,594,166
Net realized gain (loss) on investments                (6,787)           17,377
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                         9,450,669         7,611,543
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income Class N                      (9,457,456)       (7,594,166)
Net realized gain Class N                              (7,413)               --
-------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                    (9,464,869)       (7,594,166)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CLASS N SHARES
Proceeds from sale of shares                      581,268,301       515,988,320
Net asset value of shares issued to shareholders
  from reinvestment of dividends                    1,172,733         1,049,146
Cost of shares repurchased                       (575,167,965)     (496,649,450)
--------------------------------------------------------------------------------
Net increase in net assets
  from transactions in shares of
  beneficial interest                               7,273,069        20,388,016
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          7,258,869        20,405,393
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               306,033,461       285,628,068
--------------------------------------------------------------------------------
End of period                                   $ 313,292,330     $ 306,033,461
================================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                       CLASS N SHARES
                                    ----------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                    ----------------------------------------------------
                                       2000      1999       1998       1997       1996
========================================================================================
Net Asset Value,
  beginning of period               $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income                0.02907    0.02473    0.02928    0.02899    0.03089
Less dividends from net
  investment income                 (0.02907)  (0.02473)  (0.02928)  (0.02899)  (0.03089)
----------------------------------------------------------------------------------------
Net Asset Value, end of period      $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                   $313,292   $306,033   $285,628   $207,345   $150,557
Ratio of expenses to average
  net assets                           0.65%      0.65%      0.65%      0.65%      0.42%
Ratio of net investment income
  to average net assets                2.90%      2.47%      2.92%      2.91%      3.05%
Total return                           2.95%      2.50%      2.97%      2.94%      3.13%

Note:  If Agents of the Fund had not  voluntarily  waived all or a portion of their fees from the Fund for the period  indicated  and the expenses  were not reduced for the fees paid  indirectly,  the ratios  and net  investment  income per share  would have been as follows:

Net investment income
  per share                         $0.02680   $0.02243   $0.02687   $0.02630   $0.02481
RATIOS:
Expenses to average net assets         0.88%      0.88%      0.90%      0.92%      1.01%
Net investment income to
  average net assets                   2.67%      2.24%      2.67%      2.64%      2.45%
========================================================================================

See notes to financial statements

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds California Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME Interest income consists of interest accrued and accretion of market discount, less the amortization of any premium on the investments of the Fund.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $6,787, all of which will expire on August 31, 2006.

   Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS  (Continued)

value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $652,413 of which $246,455 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Class N expenses to 0.65%.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $815,516 of which $245,695 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent

CITIFUNDS CALIFORNIA TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $815,516 for the year ended August 31, 2000.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fees for Class N amounted to $326,206 of which $246,122 was voluntarily waived for the year ended August 31, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2000.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales, of money market instruments aggregated $924,282,592 and $916,828,682 respectively, for the year ended August 31, 2000.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2000 for federal income tax purposes, amounted to $312,043,027.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Fund was $954. Since the line of credit was established there have been no borrowings.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS CALIFORNIA TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds California Tax Free Reserves, a separate series of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds California Tax Free Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

   * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
  ** AFFILIATED PERSON OF INVESTMENT ADVISOR
 *** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Reserves.

(c)2000 Citicorp     (Recycle symbol) Printed on recycled paper      CFA/RCA/800

      CITIFUNDS(R)
---------------


Connecticut
Tax Free
Reserves



ANNUAL REPORT
AUGUST 31, 2000

CitiFunds

--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS CONNECTICUT TAX FREE RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            8
--------------------------------------------------------------------------------
Statement of Operations                                                        9
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            10
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  16
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for tax-exempt money market instruments during the reporting period. However, a closer look suggests that most of the improvement in short-term tax-exempt yields took place during the first six months of the period. Between March and August 2000, tax-exempt yields actually declined modestly, primarily in response to supply-and-demand forces that were unique to the municipal marketplace.

     In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Connecticut Tax Free Reserves with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal and Connecticut personal income taxes, preservation of capital and liquidity.

    This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

    Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

     TAX-EXEMPT MONEY MARKET INSTRUMENTS PROVIDED HIGHLY COMPETITIVE RETURNS AND A RELATIVELY SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and bonds. However, tax-exempt yields on Connecticut securities ended the reporting period at fairly low levels relative to taxable money market yields. This was due mainly to a reduction in the issuance of short-term tax-exempt securities by Connecticut municipalities during the first eight months of 2000 compared to the same period one year earlier.
     The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic forces were complemented by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.
    BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.
     The Fed's actions strongly influenced the tax-exempt money markets during the first half of the reporting period, causing tax-exempt yields to rise along with yields in other sectors of the bond markets. During the second half of the period, however, technical market forces eclipsed interest-rate trends, causing most tax-exempt yields to fall modestly between March and August 2000.
     More specifically, because many municipal issuers in Connecticut enjoyed higher-than-expected tax revenues during this period of economic strength, they had less need to borrow in the short-term bond market. Accordingly, issuance of short-term tax-exempt securities generally fell. At the same time, demand for money market instruments rose when the stock market began to falter in March and April, and individuals sought to protect some of their newly created wealth and investment gains during a time of heightened market volatility in the longer-term financial markets.
     IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY FROM SEPTEMBER 1999 THROUGH MAY 2000. This maturity strategy was designed to keep assets available for higher yielding securities if interest rates rose. When it became apparent that tax-exempt rates had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical.
     FROM A SECURITY SELECTION PERSPECTIVE, MANAGEMENT CONTINUED TO FOCUS PRIMARILY ON VARIABLE RATE DEMAND NOTES (VRDNS), which are short-term instruments that are securitized and issued by investment banks. This emphasis on floating-rate securities enabled the Fund to capture higher yields as they became available. The managers' focus on VRDNs was also partly the result of the lack of new municipal notes in the Connecticut marketplace. As of August 31, 2000, weekly VRDNs comprised about 60% of the Portfolio, and municipal notes accounted for 38%.

     AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED MOST LIKELY WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Accordingly, management expects to maintain the current maturity strategy and security selection approach over the next few months. Of course, management will adjust its strategies as economic and market conditions change.



FUND FACTS

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

INVESTMENT ADVISER,                   DIVIDENDS
Citibank, N.A.                        Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS            CAPITAL GAINS
December 1, 1993                      Distributed annually, if any

NET ASSETS AS OF 8/31/00              BENCHMARK**
Class N shares $208.4 million         o Lipper Connecticut Tax Exempt
Cititrade(R) shares $1,746              Money Market Funds Average

                                      o iMoneyNet, Inc. (formerly IBC
                                        Financial Data) Connecticut Tax Free
                                        Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.
** The Lipper Funds  Average  and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

   Cititrade is a registered service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                                      SINCE
                                                     ONE          FIVE           DECEMBER 1, 1993
ALL PERIODS ENDED AUGUST 31, 2000                   YEAR          YEARS*             INCEPTION*
==================================================================================================
CitiFunds Connecticut Tax Free Reserves Class N       3.10%         2.96%               2.99%
Lipper Connecticut Tax Exempt Money
  Market Funds Average                                3.00%         2.82%               2.76%+
iMoneyNet, Inc. (formerly IBC Financial Data)
  Connecticut Tax Free Money Market Funds Average     3.00%         2.82%               2.74%+
Cititrade Connecticut Tax Free Reserves              --            --                   0.12%**++
  * Average Annual Total Return                        + Since 11/30/93
 ** Not Annualized                                    ++ Commencement of Operations 8/18/00

7-DAY YIELDS                           CLASS N                              CITITRADE
                                       -------                              ---------
Annualized Current                      3.39%                                 2.99%
Effective                               3.45%                                 3.03%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, CitiFunds Connecticut Tax Free Reserves Class N shares paid $0.03052 per share and Cititrade Connecticut Tax Free Reserves paid $0.00116 per share, respectively, to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 84.5% of dividends earned were also exempt from Connecticut personal income tax. In addition, 9.8% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS CONNECTICUT TAX FREE RESERVES CLASS N VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) CONNECTICUT TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Connecticut Tax Free Reserves Class N provided a similar annualized seven-day yield to that of a comparable iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

            [the following represents a chart in the printed piece]

                     CitiFunds          iMoneyNet, Inc.
                     Connecticut        Connecticut
                     Tax Free           Tax Free
                     Reserves           Money Market
                     Class N            Funds Average

                        2.46             2.41
9/7/99 ...............   2.5              2.4
                         2.5             2.42
                        2.59             2.56
9/28/99 ..............  2.79             2.77
                        2.82             2.75
                         2.6             2.51
                         2.6             2.54
10/26/99 .............  2.65             2.57
                         2.7             2.62
                         2.7              2.6
                        2.78             2.73
                        2.98             2.84
11/30/99 .............     3             2.88
                        2.83             2.73
                        2.72             2.59
                        2.93              2.8
12/28/99 .............  3.32             3.22
                        3.64             3.61
                        2.75             2.61
                        2.48             2.36
1/25/00 ..............  2.48             2.48
                         2.6             2.53
                         2.5             2.44
                        2.73             2.73
                        2.93             2.78
2/29/00 ..............  2.96             2.85
                        2.94             2.79
                        2.93             2.78
                        2.96             2.83
3/28/00 ..............  2.96              2.9
                        2.99             2.93
                        2.85             2.66
                        3.05             2.94
4/25/00 ..............  3.37             3.25
                        3.76             3.63
                        4.01             3.94
                        4.13             4.04
                        3.52             3.42
5/30/00 ..............  3.42             3.31
                        3.21             3.17
                        3.16             3.07
                        3.42             3.34
6/27/00 ..............  3.63             3.53
                        3.56             3.52
                        3.37             2.82
                        3.05             2.98
7/25/00 ..............  3.33             3.26
                        3.38             3.33
                        3.22             3.16
                        3.35             3.29
                        3.38              3.3
8/29/00 ..............  3.38             3.31


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                      PRINCIPAL
                                       AMOUNT
ISSUER                             (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 2.4%
--------------------------------------------------------------------------------
Government Development Bank,
    Puerto Rico,
    3.95% due 12/08/00               $ 5,000        $ 5,000,000
--------------------------------------------------------------------------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS AND NOTES (PUTS) -- 19.6%
--------------------------------------------------------------------------------
Connecticut State Health and
    Educational Facilities,
    4.05% due 10/10/00                 5,000          5,000,000
Connecticut State Health and
    Educational Facilities,
    4.10% due 11/01/00                 2,435          2,435,000
Connecticut State
    Special Assessment Unemployment,
    5.50% due 11/15/00                   200            200,497
Connecticut State Special
    Tax Obligation,
    4.00% due 10/01/00                   200            199,959
Connecticut State Special
    Tax Obligation,
    5.50% due 10/01/00                   275            275,350
Connecticut State Special
    Tax Obligation,
    5.70% due 2/15/01                    250            251,762
Connecticut State Special
    Tax Obligation,
    7.13% due 6/01/01                  1,000          1,031,495
East Lyme, CT,
    7.00% due 1/15/01                    350            353,721
East Lyme, CT,
    4.40% due 1/19/01                  4,000          4,006,738
Farmington, CT,
    6.50% due 9/15/00                    400            400,407
Hartford, CT,
    6.25% due 10/01/00                   400            400,750
Middlebury, CT,
    4.50% due 3/07/01                  1,550          1,554,658
Middletown, CT,
    5.00% due 4/15/01                    500            502,382
Monroe, CT,
    4.35% due 11/01/00                 3,000          3,001,207
New Fairfield, CT,
    4.75% due 5/01/01                  2,930          2,939,984
New York, NY,
    4.36% due 8/01/03                  4,500          4,500,000
Redding, CT,
    6.50% due 10/15/00                   660            662,200
Rocky Hill, CT,
    4.00% due 12/15/00                 6,215          6,217,587
Trumbull, CT,
    5.00% due 1/15/01                    500            501,791
University, CT,
    4.00% due 3/01/01                    435            434,781
Virgin Islands Public
    Finance Authority,
    7.30% due 10/01/00                 1,000          1,013,130
West Hartford, CT,
    6.00% due 10/15/00                   500            501,318
Westport, CT,
    4.75% due 9/15/00                    400            400,103
Wilton, CT,
    4.75% due 7/18/01                  4,000          4,018,781
                                                  -------------
                                                     40,803,601
                                                  -------------
BOND, REVENUE, TAX, TAX AND REVENUE
ANTICIPATION NOTES AND GENERAL
OBLIGATION BONDS AND NOTES -- 18.0%
--------------------------------------------------------------------------------
Burlington, CT, BANs,
    4.38% due 12/15/00                 1,415          1,416,474
Colchester, CT, BANs,
    4.75% due 6/15/01                  2,100          2,103,148
Connecticut State, G.O.,
    5.00% due 3/15/01                  1,375          1,381,304
Connecticut State, G.O.,
    4.30% due 8/23/01                  5,000          5,000,000
Derby, CT, BANs,
    4.75% due 6/14/01                  2,610          2,613,896
Enfield, CT, BANs,
    6.00% due 10/15/00                 1,000          1,002,808
North Haven, CT, BANs,
    4.38% due 10/25/00                 2,100          2,101,130
North Haven, CT, BANs,
    4.75% due 1/30/01                  3,000          3,002,987
Old Saybrook, CT, BANs,
    4.25% due 9/06/00                  2,000          2,000,106
Regional School District
    No. 7, CT, BANs,
    4.50% due 9/14/00                  3,712          3,712,642
Regional School District
    No. 8, CT, BANs,
    4.65% due 5/03/01                  6,715          6,730,918
Scotland, CT, BANs,
    4.10% due 11/17/00                   890            890,269
Stamford, CT, G.O.,
    5.25% due 2/15/01                    450            452,491
Torrington, CT, BANs,
    5.00% due 9/15/00                  1,500          1,500,787
Torrington, CT, BANs,
    4.30% due 10/15/00                   985            985,572
Watertown, CT, G.O.,
    6.00% due 9/15/00                    350            350,306
Windsor Locks, CT, BANs,
    4.25% due 1/18/01                  2,350          2,352,569
                                                  -------------
                                                     37,597,407
                                                  -------------

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                      PRINCIPAL
                                       AMOUNT
ISSUER                             (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 59.5%
--------------------------------------------------------------------------------
Alaska State Housing Finance Authority
    due 6/01/07                      $ 2,200       $  2,200,000
Connecticut State,
    due 5/15/14                        1,200          1,200,000
Connecticut State,
    due 8/01/14                        5,280          5,280,000
Connecticut State,
    due 6/15/16                          450            450,000
Connecticut State
    Development Authority
    Revenue, AMT,
    due 6/01/13                        3,600          3,600,000
Connecticut State
    Development Authority
    Revenue, AMT,
    due 6/01/18                        1,030          1,030,000
Connecticut State
    Development Authority
    Revenue, AMT,
    due 10/01/23                       1,390          1,390,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/13                        1,330          1,330,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/20                        2,500          2,500,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/24                        4,500          4,500,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/27                        1,000          1,000,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/27                        1,920          1,920,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/29                        5,700          5,700,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/29                        3,600          3,600,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/30                        1,100          1,100,000
Connecticut State Health
    and Educational Facilities,
    due 7/01/30                        3,000          3,000,000
Connecticut State Housing
    Finance Authority,
    due 5/15/17                          300            300,000
Connecticut State Housing
    Finance Authority,
    due 11/15/24                       1,944          1,944,000
Connecticut State Housing
    Finance Authority, AMT,
    due 11/15/27                       1,950          1,950,000
Connecticut State Housing
    Finance Authority, AMT,
    due 11/15/28                       3,900          3,900,000
Connecticut State Housing
    Finance Authority,
    due 11/15/30                       1,000          1,000,000
Connecticut State Housing
    Finance Authority,
    due 5/15/31                        5,000          5,000,000
Connecticut State Special
    Tax Obligation,
    due 12/01/10                       5,200          5,200,000
Connecticut State Special
    Tax Obligation,
    due 10/01/11                      10,000         10,000,000
Eastern Connecticut
    Resource Recovery
    Authority, AMT,
    due 1/01/14                        4,995          4,995,000
Fayetteville Air Public
    Facilities,
    due 9/01/27                           15             15,000
Harris County, TX,
    Health Facilities,
    due 7/01/34                        1,300          1,300,000
Kansas City, MO, Industrial
    Development Authority,
    due 4/01/27                          350            350,000
Lehigh County, PA, General
    Purpose Authority, AMT,
    due 7/01/28                          300            300,000
Los Angeles, CA, Regional
    Airport Lease,
    due 12/01/24                         300            300,000
Macon Trust Pooled Variable
    Rate Certificates, AMT
    due 12/05/30                       6,815          6,815,000
Maryland State Community
    Development Administration,
    due 4/01/25                          125            125,000
Michigan State
    Strategic Fund,
    due 2/15/34                        2,000          2,000,000
Morgan County, UT, Solid
    Waste, AMT,
    due 8/01/31                          800            800,000

CITIFUNDS CONNECTICUT TAX FREE RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                      PRINCIPAL
                                       AMOUNT
ISSUER                             (000'S OMITTED)        VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Municipal Securities Trust,
    due 8/01/03                      $ 2,200      $   2,200,000
North Carolina
    Educational Facilities,
    due 9/01/26                          100            100,000
Ohio State Air Quality
    Development Authority,
    due 12/01/15                         700            700,000
Pitney Bowes Credit
    Corp. Leasetops,
    due 3/16/05                        2,950          2,949,947
Puerto Rico Commonwealth,
    due 7/01/23                        1,250          1,250,000
Puerto Rico Commonwealth,
    due 7/01/24                        3,000          3,000,000
Puerto Rico Commonwealth,
    due 7/01/27                          625            625,000
Puerto Rico Commonwealth,
    due 7/01/28                          900            900,000
Puerto Rico Commonwealth
    Financing Authority,
    due 7/01/28                        1,150          1,150,000
Puerto Rico Commonwealth
    Government Development,
    due 12/01/15                       4,000          4,000,000
Puerto Rico Electrical
    Power Authority,
    due 7/01/22                        2,300          2,300,000
Puerto Rico Electrical
    Power Authority,
    due 7/01/23                        4,000          4,000,000
Puerto Rico Public
    Building Authority Revenue,
    due 7/01/25                        3,000          3,000,000
Puerto Rico Public
    Finance Corp.,
    due 6/01/26                        1,300          1,300,000
Shelton, CT, Housing
    Authority Revenue,
    due 12/01/30                       1,800          1,800,000
University, CT, Revenue,
    due 11/15/25                       5,500          5,500,000
University, MI,
    University Revenue,
    due 12/01/24                       2,000          2,000,000
Washington State
    Healthcare Facilities,
    due 10/01/05                       1,000          1,000,000
                                                  -------------
                                                    123,868,947
                                                  -------------
TOTAL INVESTMENTS,
    AT AMORTIZED COST                  99.5%        207,269,955
OTHER ASSETS,
    LESS LIABILITIES                    0.5           1,133,101
                                      -----       -------------
NET ASSETS                            100.0%       $208,403,056
                                      =====       =============

AMT -- Subject to Alternative Minimum Tax * Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
===============================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                           $207,269,955
Cash                                                                    152,142
Interest receivable                                                   1,692,158
-------------------------------------------------------------------------------
  Total assets                                                      209,114,255
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       531,159
Payable for shares of beneficial interest repurchased                    25,224
Payable to affiliates:
  Investment Advisory fees (Note 3)                                      12,582
  Shareholder Servicing Agents' fees (Note 4B)                           45,104
Accrued expenses and other liabilities                                   97,130
-------------------------------------------------------------------------------
  Total liabilities                                                     711,199
-------------------------------------------------------------------------------
NET ASSETS                                                         $208,403,056
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $208,396,436
Accumulated net realized gain on investments                              6,620
-------------------------------------------------------------------------------
Total                                                              $208,403,056
===============================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($208,401,310/208,394,690 shares outstanding)                             $1.00
===============================================================================
CITITRADE SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,746/1,746 shares outstanding)                                         $1.00
===============================================================================

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                         $6,550,002
EXPENSES:
Shareholder Servicing Agents' fees Class N (Note 4B)  $440,198
Administrative fees (Note 4A)                          440,198
Investment Advisory fees (Note 3)                      351,830
Distribution fees Class N (Note 5)                     176,079
Distribution fees Cititrade (Note 5)                         1
Custody and fund accounting fees                        72,110
Legal fees                                              40,673
Audit fees                                              35,200
Transfer agent fees                                     14,600
Shareholder reports                                     13,362
Trustees' fees                                          11,890
Registration fees                                       11,355
Miscellaneous                                           22,663
--------------------------------------------------------------------------------
  Total expenses                                     1,630,159
Less aggregate amounts waived by Investment Adviser,
  Administrator, and Distributor (Notes 3, 4A and 5)  (478,885)
Less fees paid indirectly (Note 1E)                     (7,666)
--------------------------------------------------------------------------------
Net expenses                                                         1,143,608
--------------------------------------------------------------------------------
Net investment income                                                5,406,394
NET REALIZED GAIN ON INVESTMENTS                                        11,703
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,418,097
================================================================================

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED AUGUST 31,
                                                              ---------------------------------
                                                                   2000               1999
------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $ 5,406,394           $ 4,178,453
Net realized gain on investments                                    11,703                 1,712
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations             5,418,097             4,180,165
------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                                  (5,406,388)           (4,178,453)
Cititrade shares                                                        (6)                    --
------------------------------------------------------------------------------------------------
                                                                (5,406,394)           (4,178,453)
------------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CLASS N SHARES
Proceeds from sale of shares                                   345,759,629           238,697,352
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                   726,041               587,434
Cost of shares repurchased                                    (300,148,911)         (233,785,159)
------------------------------------------------------------------------------------------------
Total Class N shares                                            46,336,759             5,499,627
------------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 6):
CITITRADE SHARES*
Proceeds from sale of shares                                        10,450                    --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                         6                    --
Cost of shares repurchased                                          (8,710)                   --
------------------------------------------------------------------------------------------------
Total Cititrade shares                                              1,746                     --
------------------------------------------------------------------------------------------------
Total increase in net assets from transactions
  in shares of beneficial interest                              46,338,505             5,499,627
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                      46,350,208             5,501,339
------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                            162,052,848           156,551,509
------------------------------------------------------------------------------------------------
End of period                                                 $208,403,056          $162,052,848
================================================================================================

*August 18, 2000 (Commencement of Operations).

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                    CLASS N SHARES
                                           -----------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
------------------------------------------------------------------------------------------------------------

                                            2000           1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------

Net Asset Value,
  beginning of period                     $1.00000       $1.00000      $1.00000       $1.00000      $1.00000
Net investment income                      0.03052        0.02550       0.02971        0.02914       0.03135
Less dividends from
  net investment income                   (0.03052)      (0.02550)     (0.02971)      (0.02914)     (0.03135)
------------------------------------------------------------------------------------------------------------

Net Asset Value,
  end of period                           $1.00000       $1.00000      $1.00000       $1.00000      $1.00000
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                          $208,401       $162,053      $156,552       $169,322      $116,025
Ratio of expenses to
  average net assets                         0.65%          0.65%         0.66%          0.65%         0.42%
Ratio of expenses to
  average net assets after
  fees paid indirectly                       0.65%          0.65%         0.65%          0.65%         0.42%
Ratio of net investment income
  to average net assets                      3.08%          2.54%         2.98%          2.92%         3.08%
Total return                                 3.10%          2.58%         3.01%          2.95%         3.18%

   Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
  per share                               $0.02819       $0.02289      $0.02712       $0.02615      $0.02504
RATIOS:
Expenses to average net assets               0.93%          0.91%         0.91%          0.95%         1.04%
Net investment income to
  average net assets                         2.80%          2.28%         2.72%          2.62%         2.46%
============================================================================================================

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
FINANCIAL HIGHLIGHTS


                                                          CITITRADE SHARES
                                                     ---------------------------
                                                           FOR THE PERIOD
                                                           AUGUST 18, 2000
                                                    (COMMENCEMENT OF OPERATIONS)
                                                         TO AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period                       $1.00000
Net investment income                                       0.00116
Less dividends from net investment income                  (0.00116)
--------------------------------------------------------------------------------
Net Asset Value, end of period                             $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period                                    $1,746
Ratio of expenses to average net assets                        1.00%*
Ratio of expenses to average net assets after
  fees paid indirectly                                         1.00%*
Ratio of net investment income to average net assets           2.73%*
Total return                                                   0.12%**
Net investment income per share                            $0.00116
RATIOS:
Expenses to average net assets                                 1.28%*
Net investment income to average net assets                    2.45%*
================================================================================
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Multi-State Tax Free Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.
     The Fund, as of August 31, 2000, offers Class N shares and Cititrade shares. The Fund commenced its public offering of Cititrade shares on August 18, 2000. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class N shares have lower expenses than Cititrade shares. Cititrade shares pay a higher ongoing service fee than Class N shares.
     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     The significant accounting policies consistently followed by the Fund are as follows:
     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
     B. INTEREST INCOME Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.
     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

    D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
    E. FEES PAID INDIRECTLY The Fund's custodian calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.
     F. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

3. INVESTMENT ADVISORY FEES The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $351,830 of which $163,000 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

4. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Class N expenses to 0.65% and for the period from August 18, 2000 (Commencement of Operations) to August 31, 2000, management agreed to voluntarily limit Cititrade expenses to 1.00%.
     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $440,198, of which $160,150 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who

CITIFUNDS CONNECTICUT TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $440,198 for Class N, for the year ended August 31, 2000.

5. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.10% of Class N average daily net assets and 0.60% of Cititrade average daily net assets. The Distribution fees for Class N amounted to $176,079 of which $155,735 was voluntarily waived for the year ended August 31, 2000 and $1 for Cititrade for the period from August 18, 2000 (Commencement of Operations) to August 31, 2000. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through August 31, 2000.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

7. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $672,983,538 and $626,235,246, respectively, for the year ended August 31, 2000.

8. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2000 for federal income tax purposes, amounted to $207,269,955.

9. LINE OF CREDIT The Fund, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Fund was $506. Since the line of credit was established there have been no borrowings.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS CONNECTICUT TAX FREE RESERVES

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds Connecticut Tax Free
Reserves, a separate series of CitiFunds Multi-State Tax Free Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Connecticut Tax Free Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***
SECRETARY
Robert Frenkel**
TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT ADVISER
*** TRUSTEE EMERITUS

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk  Street,  5th Floor,  Boston,  MA 02109
(617)  423-1679

TRANSFER  AGENT
CitiFiduciary Trust Company
125 Broad Street,  New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin  Street,  Boston,  MA 02110

AUDITORS Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Connecticut Tax Free Reserves.
(C)2000 Citicorp      [RECYCLE LOGO] Printed on recycled paper       CFA/RCT/800